CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY
Net of allowance for doubtful accounts		89,088	89,088	[1]
Net of provision of loss		631,362	631,362	[1]
Redeemable ordinary shares, par value	$ 0.0001			[1]
Redeemable ordinary shares, shares issued	20,070,375	20,070,375	20,070,375	[1]
Redeemable ordinary shares, shares outstanding	20,070,375	20,070,375	20,070,375	[1]
Ordinary shares, par value	$ 0.0001			[1]
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	[1]
Ordinary shares, shares issued	424,395,432	424,395,432	423,395,432	[1]
Ordinary shares, shares outstanding	424,395,432	424,395,432	423,395,432	[1]

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.